Subsequent Events (Details) $ in Thousands																		1 Months Ended	2 Months Ended
	Mar. 28, 2017 USD ($) Amendment Payment	Mar. 22, 2017	Mar. 17, 2017 USD ($)	Mar. 14, 2017	Mar. 07, 2017 USD ($) Installment Subsidiary	Feb. 03, 2017 USD ($)	Dec. 21, 2016 USD ($) shares	Dec. 13, 2016 USD ($) shares	Nov. 23, 2016 USD ($) shares	Aug. 10, 2016 USD ($) shares	Dec. 02, 2015 USD ($) Installment	Nov. 04, 2015 USD ($) Installment	Oct. 21, 2015 USD ($) shares	Sep. 29, 2015 USD ($) shares	Sep. 11, 2015 USD ($) Installment shares	Sep. 01, 2015 USD ($) Installment	Mar. 12, 2015 USD ($) Installment shares	Oct. 21, 2015 USD ($) shares	Apr. 03, 2017 USD ($) shares	Mar. 30, 2017 USD ($)	Dec. 31, 2016 Amendment Subsidiary
Equity Distribution Agreement [Abstract]
Issuance of common stock and warrants (in shares) | shares							1,300,000	10,000,000	1,305,000	1,180,000
Net proceeds from issuance of common stock							$ 1,775	$ 13,081	$ 3,210	$ 4,080
Secured Term Loan [Abstract]
Number of vessel owning subsidiaries that are borrowers under loan facilities | Subsidiary																					5
Loan Agreement dated December 2, 2015 [Member]
Secured Term Loan [Abstract]
Number of consecutive payment installments | Installment											15
Installment payment											$ 985
Loan Agreement [Abstract]
Borrowing capacity											$ 39,412
Loan Agreement dated December 2, 2015 [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Margin on variable rate											2.50%
Loan Agreement dated November 4, 2015 [Member]
Secured Term Loan [Abstract]
Number of consecutive payment installments | Installment												16
Installment payment												$ 844
Loan Agreement [Abstract]
Borrowing capacity												$ 33,750
Loan Agreement dated November 4, 2015 [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Margin on variable rate												3.50%
Loan Agreement dated September 1, 2015 [Member]
Secured Term Loan [Abstract]
Number of consecutive payment installments | Installment																12
Loan Agreement [Abstract]
Borrowing capacity																$ 44,430
Loan Agreement dated September 1, 2015 [Member] | Minimum [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Margin on variable rate																3.25%
Loan Agreement dated September 1, 2015 [Member] | Maximum [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Margin on variable rate																3.60%
Loan Agreement dated September 11, 2015 [Member]
Secured Term Loan [Abstract]
Number of consecutive payment installments | Installment															15
Installment payment															$ 1,552
Loan Agreement [Abstract]
Borrowing capacity															$ 52,705
Jelco [Member]
Equity Distribution Agreement [Abstract]
Issuance of common stock and warrants (in shares) | shares													3,476,520	2,655,740	3,889,980		5,000,100	10,022,240
Net proceeds from issuance of common stock													$ 3,129	$ 2,390	$ 3,501		$ 4,500	$ 9,020
Jelco [Member] | Unsecured Convertible Promissory Note [Member]
Secured Term Loan [Abstract]
Number of consecutive payment installments | Installment																	10
Installment payment																	$ 200
Jelco [Member] | Unsecured Revolving Convertible Promissory Note [Member]
Convertible Promissory Note [Abstract]
Number of amendments | Amendment																					7
Subsequent Event [Member]
Equity Distribution Agreement [Abstract]
Common stock that can be sold						$ 20,000
Issuance of common stock and warrants (in shares) | shares																			2,019,675
Net proceeds from issuance of common stock																			$ 1,873
Stock issuance costs																			$ 66
Acquisition of Vessel [Abstract]
Purchase price of vessel	$ 32,650
Deposit for purchase of vessel																				$ 3,265
Subsequent Event [Member] | Minimum [Member]
Charter Contract [Abstract]
Term of charter contract for vessel		18 months
Subsequent Event [Member] | Maximum [Member]
Charter Contract [Abstract]
Term of charter contract for vessel		22 months
Subsequent Event [Member] | Loan Agreement dated December 2, 2015 [Member]
Secured Term Loan [Abstract]
Number of vessel owning subsidiaries that are borrowers under loan facilities | Subsidiary					1
Number of consecutive payment installments | Installment					4
Prepayment to satisfy and settle full amount of debt facility					$ 28,000
Number of previous installments included in prepayment | Installment					3
Subsequent Event [Member] | Loan Agreement dated December 2, 2015 [Member] | Due April 28, 2017 [Member]
Secured Term Loan [Abstract]
Installment payment					$ 2,000
Subsequent Event [Member] | Loan Agreement dated December 2, 2015 [Member] | Due June 30, 2017 [Member]
Secured Term Loan [Abstract]
Installment payment					2,000
Subsequent Event [Member] | Loan Agreement dated December 2, 2015 [Member] | Due September 29, 2017 [Member]
Secured Term Loan [Abstract]
Installment payment					3,000
Subsequent Event [Member] | Loan Agreement dated December 2, 2015 [Member] | Due May 2, 2018 [Member]
Secured Term Loan [Abstract]
Installment payment					$ 32,412
Subsequent Event [Member] | Loan Agreement dated November 4, 2015 [Member] | Minimum [Member]
Financial Covenants [Abstract]
Value to loan ratio				125.00%
Subsequent Event [Member] | Loan Agreement dated September 1, 2015 [Member] | Minimum [Member]
Financial Covenants [Abstract]
Value to loan ratio				120.00%
EBITDA to interest payments ratio				2
Subsequent Event [Member] | Loan Agreement dated September 1, 2015 [Member] | Maximum [Member]
Financial Covenants [Abstract]
Total liabilities to total assets ratio				75.00%
Subsequent Event [Member] | Loan Agreement dated September 11, 2015 [Member] | Minimum [Member]
Financial Covenants [Abstract]
Value to loan ratio				120.00%
EBITDA to net interest expense ratio				2
Subsequent Event [Member] | Loan Agreement dated September 11, 2015 [Member] | Maximum [Member]
Financial Covenants [Abstract]
Leverage ratio				75.00%
Subsequent Event [Member] | Jelco [Member] | Jelco Backstop Facility [Member]
Loan Agreement [Abstract]
Borrowing capacity	47,500
Advance to partly refinance settlement agreement	18,000
Advance to partly finance new vessel acquisition	$ 29,500
Number of bullet payments | Payment	1
Number of months repayment of loan is due after final drawdown date	14 months
Subsequent Event [Member] | Jelco [Member] | Jelco Backstop Facility [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Term of variable rate	3 months
Margin on variable rate	7.00%
Subsequent Event [Member] | Jelco [Member] | Unsecured Convertible Promissory Note [Member]
Convertible Promissory Note [Abstract]
Installment payment deferred to final maturity date			$ 200
Subsequent Event [Member] | Jelco [Member] | Unsecured Revolving Convertible Promissory Note [Member]
Convertible Promissory Note [Abstract]
Number of amendments | Amendment	8
Decrease in Applicable Limit deferred to maturity date	$ (3,100)